Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Notes payable
Total notes payable	$ 0	$ 451
Less: current maturities		(169)
Notes payable, net of current portion		282
Notes payable to insurance finance company
Notes payable
Total notes payable		11
Notes payable to vehicle companies
Notes payable
Total notes payable		$ 440